As filed with the Securities and Exchange Commission on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

McCarthy Multi-Cap Stock Fund
Schedule of Investments
at September 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.07%
	Beverages - 3.98%
16,373	The Coca-Cola Co.	$707,150
13,196	PepsiCo, Inc.	748,345
		1,455,495
	Capital Markets - 1.65%
18,120	Federated Investors, Inc.	602,128
	Chemicals - 1.85%
7,679	The Scotts Miracle-Gro Co. - Class A	675,214
	Commercial Banks - 3.82%
37,995	Fifth Third Bancorp	1,395,556
	Commercial Services & Supplies - 14.19%
21,075	Cendant Corp.	434,988
24,610	Corinthian Colleges, Inc.*	326,575
23,736	FirstService Corp.*#	544,741
9,600	ITT Educational Services, Inc.*	473,760
38,780	Jackson Hewitt Tax Service, Inc.	927,230
14,604	NCO Group, Inc.*	301,718
22,734	Republic Services, Inc. +	802,283
11,100	Waste Connections, Inc.*	389,388
34,400	Waste Management, Inc.	984,184
		5,184,867
	Communications Equipment - 0.80%
71,400	3Com Corp.*	291,312
	Consumer Finance - 1.32%
22,141	MoneyGram International, Inc.	480,681
	Diversified Telecommunication Services - 1.10%
6,200	Alltel Corp.	403,682
	Electronic Equipment & Instruments - 0.96%
11,600	Benchmark Electronics, Inc.*	349,392
	Food & Staples Retailing - 1.51%
12,600	Wal-Mart Stores, Inc.	552,132
	Food Products - 0.96%
12,900	Fresh Del Monte Produce, Inc. #	351,138
	Health Care Equipment & Supplies - 3.32%
10,495	Conmed Corp.*	292,601
14,840	Fisher Scientific International, Inc.*	920,822
		1,213,423
	Health Care Providers & Services - 15.85%
12,192	AmerisourceBergen Corp. +	942,442
11,000	Apria Healthcare Group, Inc.*	351,010
18,486	Caremark Rx, Inc.*	923,006
14,183	Laboratory Corporation of America Holdings*	690,854
52,778	Odyssey HealthCare, Inc.*	895,643
29,662	Omnicare, Inc. +	1,667,894
48,424	Stewart Enterprises, Inc. - Class A	321,051
		5,791,900
	Household Durables - 0.92%
4,200	Mohawk Industries, Inc.*	337,050
	Industrial Conglomerates - 1.46%
19,100	Tyco International Ltd. #	531,935
	Insurance - 7.31%
8,400	Allmerica Financial Corp.*	345,576
12,730	American International Group, Inc.	788,751
494	Berkshire Hathaway, Inc. - Class B*	1,349,114
9,415	Horace Mann Educators Corp.	186,228
		2,669,669
	Internet & Catalog Retail - 2.70%
21,807	Expedia, Inc.*	431,997
21,807	IAC/InterActiveCorp*	552,807
		984,804
	IT Services - 2.33%
21,199	Convergys Corp.*	304,630
13,698	First Data Corp.	547,920
		852,550
	Machinery - 1.04%
13,366	Kaydon Corp.	379,728
	Media - 3.74%
14,374	Discovery Holding Co.*	207,561
143,740	Liberty Media Corp.*	1,157,107
		1,364,668
	Oil & Gas - 2.76%
7,306	Devon Energy Corp.	501,484
10,294	Newfield Exploration Co.*	505,435
		1,006,919
	Pharmaceuticals - 6.29%
10,446	Johnson & Johnson	661,023
7,295	Merck & Co., Inc.	198,497
43,594	Pfizer, Inc.	1,088,542
16,580	Schering-Plough Corp.	349,009
		2,297,071
	Semiconductor & Semiconductor Equipment - 4.40%
60,167	Applied Materials, Inc.	1,020,432
19,972	Cabot Microelectronics Corp.*	586,778
		1,607,210
	Software - 11.05%
25,030	Fair Isaac Corp.	1,121,344
15,965	Intuit, Inc.*+	715,392
19,421	Jack Henry & Associates, Inc.	376,767
21,004	Manhattan Associates, Inc.*	487,293
179,452	Novell, Inc.*	1,336,917
		4,037,713
	Thrifts & Mortgage Finance - 1.76%
16,439	Washington Mutual, Inc.	644,738

	TOTAL COMMON STOCKS (Cost $29,046,071)	35,460,975

	SHORT-TERM INVESTMENTS - 4.33%
1,581,060	Federated Cash Trust Treasury Money Market Fund (Cost $1,581,060)	1,581,060
	Total Investments in Securities (Cost $30,627,131): 101.40%	37,042,035
	Call Options Written: (1.04%)	(378,707)
	Liabilities in Excess of Other Assets: (0.36)%	(130,831)
	NET ASSETS: 100.00%	$36,532,497

Schedule of Call Options Written
at September 30, 2005 (Unaudited)

Contracts		Value

71	AmerisourceBergen Corp.
	Expiring January 2006, Exercise Price $60.00*	$(130,285)
87	Intuit, Inc.
	Expiring January 2006, Exercise Price $47.50*	(11,962)
222	Omnicare, Inc.
	Expiring December 2005, Exercise Price $47.50*	(215,340)
132	Republic Services, Inc.
	Expiring January 2006, Exercise Price $35.00*	(21,120)
	Total Options Written (Proceeds $263,157)	$(378,707)

* Non-income producing security.
# U.S. security of a foreign issuer.
+ Security is subject to written call option.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)  /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/22/05

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 11/22/05
* Print the name and title of each signing officer under his or her signature.